Income Tax Expenses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Interest and penalties on freight tax expenses (recoveries)	$ 8.4	$ 5.4
Foreign exchange gains on freight tax expenses	$ 0.6	$ 3.3